Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	$ 27,408	$ 11,732
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	12,341	(6,296)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	5,557	9,721
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	7,790	6,557
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	$ 1,720	$ 1,750